Other assets and prepayments (Tables)	12 Months Ended
Dec. 31, 2022
Other assets and prepayments
Summary of other assets and prepayments

Other assets and prepayments	December 31,
in €‘000	2021	2022
Prepaid expenses	20,111	28,899
Other financial assets	4,684	3,842
Taxes and fees	1,580	3,561
Other	4,786	6,611
Total	31,161	42,913